SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

13. SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash working capital items

For the year ended December 31,	2022	2021
	$	$
Change in other assets	(69,873)	26,203
Change in accrued interest	(294,816)	(73,639)
Change in accounts payable and accrued liabilities related to operations	326,425	(217,553)

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(38,264)	(264,989)